Changes in the asset retirement obligation as follows (Details) (Asset Retirement obligation, USD $)	Asset Retirement obligation USD ($)
Balance of asset retirement obligation at Dec. 31, 2012	$ 496,286
Revision of estimate	211,691
Liabilities incurred	309,838
Accretion expense.	37,183
Balance of asset retirement obligation, at Sep. 30, 2013	$ 1,054,998